Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JP MORGAN FLEMING MUTUAL FUND GROUP INC
Prospectus Date	rr_ProspectusDate	Sep. 01, 2016
R5, R6 Shares | JPMorgan Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Mid Cap Value Fund

Class/Ticker: R5/JMVRX; R6/JMVYX

		Currently, the Fund is publicly offered on a limited basis. (See “FUNDS SUBJECT TO A LIMITED OFFERING” in the prospectus for more information.)
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth from capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/17
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Remainder of Other Expenses” are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 8/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap Value Index and/or between $1 billion and $20 billion at the time of purchase. As of the date of the reconstitution of the Russell Midcap Value Index on June 24, 2016, the market capitalizations of the companies in the index ranged from $1.1 billion to $27.5 billion. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong experienced management teams.

		The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit- worthiness of REIT issuers. The Fund, will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. Because Class R5 and Class R6 Shares have not yet commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell Midcap® Value Index and the Lipper Mid-Cap Value Funds Index and Lipper Multi-Cap Core Funds Index, both of which are indexes based on the total returns of certain mutual funds within mid cap and multi cap fund categories, respectively, as determined by Lipper. Unlike the other index, the Lipper indexes include the fees and expenses of the mutual funds included in the indexes. The actual returns of the Class R5 Shares would be lower than those shown because Class R5 Shares have higher expenses than Institutional Class Shares. The actual returns of the Class R6 Shares would be different than those shown because Class R6 Shares have different expenses than Institutional Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	the bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class R5 and Class R6 Shares have not yet commenced operations as of the date of this prospectus
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Russell Midcap® Value Index and the Lipper Mid-Cap Value Funds Index and Lipper Multi-Cap Core Funds Index, both of which are indexes based on the total returns of certain mutual funds within mid cap and multi cap fund categories, respectively, as determined by Lipper. Unlike the other index, the Lipper indexes include the fees and expenses of the mutual funds included in the indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS – INSTITUTIONAL CLASS SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3rd quarter, 2009	18.15%
Worst Quarter	4th quarter, 2008	–21.62%
		The Fund’s year-to-date total return through 6/30/16 was 6.54%.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	the bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years.

		The actual returns of the Class R5 Shares would be lower than those shown because Class R5 Shares have higher expenses than Institutional Class Shares. The actual returns of the Class R6 Shares would be different than those shown because Class R6 Shares have different expenses than Institutional Class Shares.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
R5, R6 Shares | JPMorgan Mid Cap Value Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	485
10 Years	rr_ExpenseExampleYear10	1,082
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	278
5 Years	rr_ExpenseExampleNoRedemptionYear05	485
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,082
R5, R6 Shares | JPMorgan Mid Cap Value Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[2]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	244
5 Years	rr_ExpenseExampleYear05	426
10 Years	rr_ExpenseExampleYear10	952
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	244
5 Years	rr_ExpenseExampleNoRedemptionYear05	426
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 952
R5, R6 Shares | JPMorgan Mid Cap Value Fund | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
2006	rr_AnnualReturn2006	17.32%
2007	rr_AnnualReturn2007	2.83%
2008	rr_AnnualReturn2008	(32.90%)
2009	rr_AnnualReturn2009	26.75%
2010	rr_AnnualReturn2010	23.34%
2011	rr_AnnualReturn2011	2.42%
2012	rr_AnnualReturn2012	20.48%
2013	rr_AnnualReturn2013	31.99%
2014	rr_AnnualReturn2014	15.14%
2015	rr_AnnualReturn2015	(2.35%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.62%)
Past 1 Year	rr_AverageAnnualReturnYear01	(2.35%)
Past 5 Years	rr_AverageAnnualReturnYear05	12.86%
Past 10 Years	rr_AverageAnnualReturnYear10	8.77%
R5, R6 Shares | JPMorgan Mid Cap Value Fund | Return After Taxes on Distributions | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.84%)
Past 5 Years	rr_AverageAnnualReturnYear05	11.68%
Past 10 Years	rr_AverageAnnualReturnYear10	7.79%
R5, R6 Shares | JPMorgan Mid Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.14%)
Past 5 Years	rr_AverageAnnualReturnYear05	10.27%
Past 10 Years	rr_AverageAnnualReturnYear10	7.08%
R5, R6 Shares | JPMorgan Mid Cap Value Fund | RUSSELL MIDCAP VALUE INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.78%)
Past 5 Years	rr_AverageAnnualReturnYear05	11.25%
Past 10 Years	rr_AverageAnnualReturnYear10	7.61%
R5, R6 Shares | JPMorgan Mid Cap Value Fund | LIPPER MID-CAP VALUE FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.01%)
Past 5 Years	rr_AverageAnnualReturnYear05	9.79%
Past 10 Years	rr_AverageAnnualReturnYear10	6.95%
R5, R6 Shares | JPMorgan Mid Cap Value Fund | LIPPER MULTI-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.47%)
Past 5 Years	rr_AverageAnnualReturnYear05	10.17%
Past 10 Years	rr_AverageAnnualReturnYear10	6.49%

[1]	“Remainder of Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.85% and 0.75% of the average daily net assets of Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 8/31/17, at which time the adviser and/or its affiliates will determine whether to renew or revise them.